Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Recognitions of Trade Date Profit
Balance, beginning of year	€ 531	€ 596
New trades during the period	170	226
Amortization	(106)	(126)
Matured trades	(95)	(126)
Subsequent move to observability	(60)	(42)
Exchange rate changes	1	2
Balance, end of year	€ 441	€ 531